DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Hedged forecast cash flows expected to occur [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	£ 3,232	£ 2,910
Forecast payable cash flows	(4,619)	(5,616)
Hedged forecast cash flows expected to occur [Member] | Not later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	346	172
Forecast payable cash flows	(475)	(565)
Hedged forecast cash flows expected to occur [Member] | Later than one year and not later than two years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	515	198
Forecast payable cash flows	(654)	(722)
Hedged forecast cash flows expected to occur [Member] | Later than two years and not later than three years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	682	415
Forecast payable cash flows	(592)	(692)
Hedged forecast cash flows expected to occur [Member] | Later than three years and not later than four years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	492	372
Forecast payable cash flows	(552)	(599)
Hedged forecast cash flows expected to occur [Member] | Later than four years and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	395	391
Forecast payable cash flows	(406)	(429)
Hedged forecast cash flows expected to occur [Member] | Later than five years and not later than ten years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	701	1,215
Forecast payable cash flows	(1,150)	(1,541)
Hedged forecast cash flows expected to occur [Member] | Later than ten years and not later than twenty years [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	55	102
Forecast payable cash flows	(627)	(806)
Hedged forecast cash flows expected to occur [Member] | Later than twenty years [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	46	45
Forecast payable cash flows	(163)	(262)
Hedged forecast cash flows affect profit or loss [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	3,232	2,910
Forecast payable cash flows	(4,619)	(5,616)
Hedged forecast cash flows affect profit or loss [Member] | Not later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	307	211
Forecast payable cash flows	(680)	(777)
Hedged forecast cash flows affect profit or loss [Member] | Later than one year and not later than two years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	562	223
Forecast payable cash flows	(640)	(713)
Hedged forecast cash flows affect profit or loss [Member] | Later than two years and not later than three years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	648	418
Forecast payable cash flows	(556)	(671)
Hedged forecast cash flows affect profit or loss [Member] | Later than three years and not later than four years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	448	363
Forecast payable cash flows	(505)	(521)
Hedged forecast cash flows affect profit or loss [Member] | Later than four years and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	466	472
Forecast payable cash flows	(377)	(415)
Hedged forecast cash flows affect profit or loss [Member] | Later than five years and not later than ten years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	684	1,070
Forecast payable cash flows	(1,085)	(1,477)
Hedged forecast cash flows affect profit or loss [Member] | Later than ten years and not later than twenty years [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	63	99
Forecast payable cash flows	(612)	(787)
Hedged forecast cash flows affect profit or loss [Member] | Later than twenty years [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Hedged Cash Flows [Line Items]
Forecast receivable cash flows	54	54
Forecast payable cash flows	£ (164)	£ (255)